Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Business combination	R$ 1,300	R$ 8
Intangible assets	430,504	224,516	R$ 79,248
Gross value of loans and advances to customers
Disclosure of detailed information about intangible assets [line items]
Intangible assets	529,722	275,255
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (100,519)	(50,748)
License of Use Software
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Business combination		8
Intangible assets	R$ 47,150	29,489	8,158
License of Use Software | Gross value of loans and advances to customers
Disclosure of detailed information about intangible assets [line items]
Intangible assets	129,399	73,336
License of Use Software | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (82,249)	(43,855)
Development costs
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	10.00%
Intangible assets	R$ 115,417	69,144
Development costs | Gross value of loans and advances to customers
Disclosure of detailed information about intangible assets [line items]
Intangible assets	129,948	74,407
Development costs | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (14,531)	(5,263)
Customer portfolio
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Intangible assets	R$ 5,602	7,710
Customer portfolio | Gross value of loans and advances to customers
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,341	9,341
Customer portfolio | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (3,739)	(1,630)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	8.00%
Business combination	R$ 1
Intangible assets	90,702	38,964
Goodwill | Gross value of loans and advances to customers
Disclosure of detailed information about intangible assets [line items]
Intangible assets	90,700	38,963
Intangible in progress
Disclosure of detailed information about intangible assets [line items]
Business combination	1,299
Intangible assets	171,633	79,209	R$ 71,090
Intangible in progress | Gross value of loans and advances to customers
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 170,334	R$ 79,209